Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves and Other Equity Interests [Abstract]
Components of authorized and issued share capital
The authorized and issued share capital of the Company consists of an unlimited number of common shares, without par value.

	Number of shares	Stated value (in thousands $)

At Dec. 31, 2021	24,991,620	417,425
Shares acquired for equity incentive plan	(180,594)	(6,948)
Shares issued on exercise of stock options	115,102	1,807
Shares released on vesting of equity incentive plan	324,568	12,867
Shares issued on vesting of RSUs	80,345	2,210
Shares issued to purchase management contracts	72,464	4,000
Shares acquired and canceled under normal course issuer bid	(81,538)	(3,036)
Shares issued under dividend reinvestment program	3,927	150
At Dec. 31, 2022	25,325,894	428,475
Shares acquired for equity incentive plan	(154,131)	(5,252)
Shares released on vesting of equity incentive plan	331,672	14,247
Shares acquired and canceled under normal course issuer bid	(126,353)	(4,157)
Shares issued on vesting of RSUs	31,680	1,402
Shares issued under dividend reinvestment program	1,389	49
At Dec. 31, 2023	25,410,151	434,764
Contributed surplus consists of stock option expense, earn-out shares expense, equity incentive plans' expense, and additional purchase consideration.

Stated value (in thousands $)

At Dec. 31, 2021	35,357
Shares issued on exercise of stock options	(680)
Shares released on vesting of equity incentive plan	(12,867)
Stock-based compensation	17,041
Released on vesting of RSUs	(5,135)
At Dec. 31, 2022	33,716
Shares released on vesting of equity incentive plan	(14,247)
Released on vesting of RSUs	(4,599)
Stock-based compensation	20,411
At Dec. 31, 2023	35,281

Schedule of outstanding common shares under Equity incentive plan

Number of common shares

Unvested common shares held by the Trust, Dec. 31, 2021	774,405
Acquired	180,594
Released on vesting	(324,568)
Unvested common shares held by the Trust, Dec. 31, 2022	630,431
Acquired	154,131
Released on vesting	(331,672)
Unvested common shares held by the Trust, Dec. 31, 2023	452,890

Calculation of basic and diluted earnings per common share
The following table presents the calculation of basic and diluted earnings per common share:

	For the years ended
	Dec. 31, 2023	Dec. 31, 2022

Numerator (in thousands $):
Net income - basic and diluted	41,799	17,632

Denominator (number of shares in thousands):
Weighted average number of common shares	25,892	25,923
Weighted average number of unvested shares purchased by the Trust	(662)	(857)
Weighted average number of common shares - basic	25,230	25,066
Weighted average number of dilutive stock options	13	13
Weighted average number of unvested shares under EIP	827	1,107
Weighted average number of common shares - diluted	26,070	26,186

Net income per common share
Basic	1.66	0.70
Diluted	1.60	0.67